ACCOUNTS RECEIVABLE NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET (Tables)
Trade accounts receivable	$ 4,084	$ 2,560
Less allowance for doubtful receivables	89	66
Trade accounts receivable, net	$ 3,995	$ 2,494